Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000248869 | Natera8984643
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248869 | Parker-Hannifin8984646
Holdings [Line Items]
Percent of Total Investments	4.50%
C000248869 | Apple8984602
Holdings [Line Items]
Percent of Total Investments	4.20%
C000248869 | Goldman Sachs Group8984623
Holdings [Line Items]
Percent of Total Investments	4.10%
C000248869 | Bank of America8984605
Holdings [Line Items]
Percent of Total Investments	4.10%
C000248869 | Morgan Stanley8984641
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248869 | Eli Lilly8984620
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248869 | Marriott International8984632
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248869 | Shopify8984652
Holdings [Line Items]
Percent of Total Investments	3.70%
C000248869 | Sociedad Quimica y Minera de Chile8984672
Holdings [Line Items]
Percent of Total Investments	3.60%
C000248869 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248869 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248869 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248869 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000248869 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000248869 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000248869 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000248869 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000248869 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000248869 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000233882 | Planet Labs PBC8984551
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233882 | Rocket Lab8984560
Holdings [Line Items]
Percent of Total Investments	4.20%
C000233882 | Merck8984542
Holdings [Line Items]
Percent of Total Investments	3.30%
C000233882 | Cencora8984513
Holdings [Line Items]
Percent of Total Investments	3.20%
C000233882 | Fox8984528
Holdings [Line Items]
Percent of Total Investments	3.10%
C000233882 | Alphabet8984498
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233882 | Marriott International8984536
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233882 | Quanta Services8984554
Holdings [Line Items]
Percent of Total Investments	2.90%
C000233882 | Entergy8984526
Holdings [Line Items]
Percent of Total Investments	2.80%
C000233882 | HCA Healthcare8984530
Holdings [Line Items]
Percent of Total Investments	2.80%
C000233882 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000233882 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000233882 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000233882 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000233882 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000233882 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000233882 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000233882 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000233882 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000233882 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000233881 | Huntington Ingalls Industries8984296
Holdings [Line Items]
Percent of Total Investments	2.10%
C000233881 | Fox8984267
Holdings [Line Items]
Percent of Total Investments	2.10%
C000233881 | Lockheed Martin8984330
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | eBay8984254
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | Philip Morris International8984368
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | Axon Enterprise8984219
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | Textron8984408
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | Northrop Grumman8984354
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | Stanley Black & Decker8984394
Holdings [Line Items]
Percent of Total Investments	1.90%
C000233881 | Dexcom8984245
Holdings [Line Items]
Percent of Total Investments	1.90%
C000233881 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233881 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233881 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233881 | France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233881 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233881 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233881 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233881 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233881 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000233881 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000233881 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000233881 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.70%